Corporate Transactions - Acquisition of Premier (Details) $ in Thousands			12 Months Ended
	Apr. 16, 2021	Apr. 07, 2021 USD ($) perShareItemType	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Disclosure of detailed information about business combination [line items]
Gain on bargain purchase price			$ 0	$ 81,432
Greenstone
Disclosure of detailed information about business combination [line items]
Ownership interest in subsidiary	60.00%	50.00%	60.00%
Mercedes
Disclosure of detailed information about business combination [line items]
Ownership interest in subsidiary		100.00%
Premier
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired		100.00%
Business combination shares issued (in shares) | perShareItemType		0.1967
Acquisition-related costs for transaction recognised separately from acquisition of assets and assumption of liabilities in business combination		$ 3,200
Acquisition related costs					$ 800
Gain on bargain purchase price				81,400
Revenue of acquiree since acquisition date				56,900
Profit of acquiree since acquisition date				7,700
Revenue of combined entity as if combination occurred at beginning of period				1,115,000
Profit of combined entity as if combination occurred at beginning of period				$ 541,000
Premier | Greenstone
Disclosure of detailed information about business combination [line items]
Ownership interest in subsidiary		50.00%
Premier | Mercedes
Disclosure of detailed information about business combination [line items]
Ownership interest in subsidiary		100.00%
Premier | i-80 Gold
Disclosure of detailed information about business combination [line items]
Ownership interest in subsidiary		30.00%